Other net income	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other net income
14	Other net income

	2022	2021	2020
	RMB million	RMB million	RMB million
Government grants (Note)	4,688	4,040	4,209
Gains/(losses) on disposal of property, plant and equipment and right-of-use assets
-Aircraft and spare engines and construction in progress	275	149	(18)
-Other property, plant and equipment and right-of-use assets	25	214	75
Others	673	364	420

	5,661	4,767	4,686

Note:	Government grants mainly include subsidies granted by various local governments to encourage the Group to operate certain routes to cities where these governments are located.
There are no unfulfilled conditions and other contingencies related to subsidies that have been recognized during the years ended December 31, 2022, 2021 and 2020.